LOANS - Principal Balances on Non-Accrual Loans (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total	$ 67,031,004	$ 38,556,850
Live Check Consumer Loans
Total	13,526,548	6,254,394
Premier Consumer Loans
Total	4,738,297	2,253,818
Other Consumer Loans
Total	41,240,279	25,229,846
Real Estate Loans
Total	1,869,737	1,286,609
Sales Finance Contracts
Total	$ 5,656,143	$ 3,532,183